Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
CHF million	31.12.17	31.12.16	31.12.15
Base salaries and other cash payments[1]	25	25	23
Incentive awards – cash[2]	15	11	10
Annual incentive award under DCCP	22	22	21
Employer’s contributions to retirement benefit plans	3	3	2
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	40	41	42
Total	106	104	99
1 Includes role-based allowances that have been made in line with market practice in response to the EU Capital Requirements Directive of 2013 (CRD IV). 2 Includes immediate and deferred cash. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period, generally for 5 years. Refer to Note 27 for more information. In 2017, 2016 and 2015, equity-based compensation was entirely comprised of EOP awards.

Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.17	31.12.16
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	398,867	620,950
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	3,709,539	3,267,911
1 Refer to Note 27 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
CHF million	2017	2016
Balance at the beginning of the year	41	33
Additions	1	21
Reductions	(1)	(13)
Balance at the end of the year[2]	41	41
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for two GEB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one GEB and one BoD member of CHF 2,684,498 as of 31 December 2016.

Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
CHF million	2017	2016
Carrying value at the beginning of the year	472	476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461

Other transactions with associates and joint ventures
	As of or for the year ended
CHF million	31.12.17	31.12.16
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	4	4

UBS AG | Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
CHF million	31.12.17	31.12.16	31.12.15
Base salaries and other cash payments[1]	23	24	21
Incentive awards – cash[2]	13	10	9
Annual incentive award under DCCP	20	20	20
Employer’s contributions to retirement benefit plans	2	2	1
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	36	38	39
Total	98	97	92
1 Includes role-based allowances that have been made in line with market practice in response to the EU Capital Requirements Directive of 2013 (CRD IV). 2 Includes immediate and deferred cash. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period, generally for 5 years. Refer to Note 27 for more information. In 2017, 2016 and 2015, equity-based compensation was entirely comprised of EOP awards.

UBS AG | Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.17	31.12.16
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	398,867	620,950
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	3,709,539	3,267,911
1 Refer to Note 27 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
CHF million	2017	2016
Balance at the beginning of the year	33	33
Additions	1	13
Reductions	(1)	(13)
Balance at the end of the year[2]	34	33
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for two EB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one EB and one BoD member of CHF 2,684,498 as of 31 December 2016.

UBS AG | Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
CHF million	2017	2016
Carrying value at the beginning of the year	472	476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461

Other transactions with associates and joint ventures
	As of or for the year ended
CHF million	31.12.17	31.12.16
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	4	4

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
CHF million	2017	2016
Receivables
Loans	2,152	681
Trading portfolio assets	98	84
Other assets	113	35
Payables
Due to customers[1]	38,150	26,527
Other liabilities	1,547	1,111
1 Includes Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG of CHF 35 billion as of 31 December 2017 (31 December 2016: CHF 25 billion).